Advances from Joint Venture Partners - Disclosure of detailed information about joint operations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 413	$ 994
U.S.A.
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	413	975
Sweden and Norway
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 0	$ 19